UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22436

EntrepreneurShares Series Trust
 (Exact name of registrant as specified in charter)

175 Federal Street, Suite #875
Boston, MA 02110
 (Address of principal executive offices) (Zip code)

Dr. Joel M. Shulman
175 Federal Street, Suite #875
Boston, MA 02110
 (Name and address of agent for service)

617-917-2605
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2017

Date of reporting period:  December 31, 2016

Item 1. Reports to Stockholders.

Semi-Annual Report

December 31, 2016

EntrepreneurShares Global Fund
Entrepreneur U.S. All Cap Fund
Entrepreneur U.S. Large Cap Fund

Each a series of EntrepreneurShares Series Trust
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

EntrepreneurShares Series Trust

February 8, 2017

Dear Shareholders:

We are enclosing the report for results covering the six month fiscal period July 1, 2016 through December 31, 2016.

The global equity landscape proved to be surprisingly strong during the past six months with appreciation across most capital markets. Despite a contentious U.S. election process, capital markets, particularly U.S. small cap value equities, demonstrated surprising resilience during the second half of calendar year 2016.  During this period of time, the Financial sector emerged as the strongest benefactor on a global basis, followed by Information Technology and Materials.  Though U.S. capital markets were stronger than the global average (7.86% vs 7.08%), smaller markets such as Chile (34.1%), and parts of Western Europe—Austria (21.7%), Norway (13.8%), Spain (12.6%) and Germany (21.66%), experienced the strongest appreciation.  Global Equity markets, as measured by MSCI The World Index provided returns for the six-month period, 7/01/16 through 12/31/16 of 7.06%, compared to 7.82% for U.S. Large Capitalized stocks, represented by the S&P 500 Total Return Index and 18.68% for U.S. Small-Cap stocks as measured by the Russell 2000 Total Return Index.

Our Entrepreneur Mutual Funds during this time period performed as expected.  During periods in which Value stocks outperform Growth stocks, our Entrepreneur Funds typically underperform averages (with the opposite holding true when Growth stocks outperform Value).

During the six month fiscal period 7/01/2016 through 12/31/2016, our U.S. Large Cap Fund (IMPLX) generated 7.39%, our U.S. All Cap Fund (IMPAX) generated 16.45% and our Global Fund (ENTIX) generated 7.96%. The top performing sectors for the S&P 500 Total Return Index were Financials (29.3% vs 21.4% for Entrepreneurs), Information Technology (14.2% vs 17.3% for Entrepreneurs), Industrials (11.4% vs 13.5% for Entrepreneurs) and Energy (9.7% vs 8.6% for Entrepreneurs).  Most of the discrepancy between the U.S. Large Cap Fund (IMPLX) and the S&P 500 Total Return Index benchmark can be attributed to relatively weak performance among Financial stocks and Consumer Discretionary stocks (5.4% vs .7% for Entrepreneurs) offset by gains in Health Care (-3.0% vs .5% for Entrepreneurs), Information Technology (14.2% vs 17.3%) and Materials (8.9% vs 28.1% for Entrepreneurs). Overall, the U.S. Large Cap Fund slightly trailed the S&P 500 Total Return Index.

Among U.S. All Cap stocks, the best performing sectors for the Russell 2000 Total Return Index benchmark included Financials (36% vs 35.1% for Entrepreneurs), Energy (30.6% vs 1.6% for Entrepreneurs), Materials (25.1% vs 37.7% for Entrepreneurs) and Information Technology (22.9% vs 16.6% for Entrepreneurs).  Other strong markets included Consumer Discretionary (12.1% vs 16.0% for Entrepreneurs), Staples (8.8% vs -2.2% for Entrepreneurs) and Health Care (6.7% vs 8.5% for Entrepreneurs).  Most of the discrepancy between the U.S. All Cap Fund and the Russell 2000 Total Return Index can be attributed to weak performance among the Financial, Energy and Industrial sectors, with most of the offsetting benefits being derived from the Information Technology, Consumer Discretionary and Health Care sectors.  Each of these traditionally strong areas helped narrow the gap between the U.S. All Cap Fund and its benchmark. Moreover, it is important to note that the IMPAX fund, not unlike the other Entrepreneur Funds, has a growth bias.  While IMPAX underperformed the Russell 2000 Total Return Index (18.68% vs 16.45%), it is important to note that IMPAX outperformed the Russell 2000 Growth Total Return Index (12.58% vs 16.45% for Entrepreneurs).

When reviewing Global equity performance for the period 7/1/2016 through 12/31/2016 for Entrepreneurs (7.96%), applying MSCI The World Index (7.06%), we note that the best performing sectors were Financials (24.5% vs 22.7% for Entrepreneurs), Energy (9.4% vs 10% for Entrepreneurs), Materials (13.3% vs 25.1% for Entrepreneurs) and Information Technology (13.7% vs 5.3% for Entrepreneurs).  Other strong markets included Consumer Discretionary (8.4% vs 7.5% for Entrepreneurs), Industrials (8.9% vs 12.9% for Entrepreneurs), Health Care (-5.1% vs 4.8% for Entrepreneurs), Real Estate (-5.6% vs 9.1% for Entrepreneurs) and Consumer Staples (-6% vs -.5% for Entrepreneurs).  In this analysis we note that while the Global Fund lost relative alpha to its benchmark in both the Financial and Information Technology sectors, it more than compensated in Health Care, Real Estate, Consumer Staples and Industrials.  For the six month period ended 12/31/2016, the ENTIX Global Entrepreneur Fund outperformed its stated benchmark by 0.90%.

EntrepreneurShares Series Trust

We observe consistent behavior across all three portfolios:  Financials were the top performing sector across all portfolios, and Information Technology, Energy and Materials were also significant. The time period 07/01/2016 through 12/31/2016 will be noteworthy for unusually strong performance for small cap value stocks, although we note that there was appreciation across most equity categories.

As a closing summary to this report, we acknowledge the uneven performance compared to benchmarks (U.S. Large Cap Fund and Global Fund were stronger while U.S. All Cap was weaker) though note that on a relative basis to growth funds, the Entrepreneur funds performed very well. We have been working very diligently in continuing to refine our methodologies and implementation procedures.  To this end, we have been building out rules-based approaches to categorize our Entrepreneur constituents to utilize as a building block for our Entrepreneur mutual funds.  This approach, we believe, will better enable us to focus on our traditional alpha-generating processes, and we hope, allow us to deliver stronger risk-adjusted performance to our clients. We continue to remain optimistic that over an extended period of time, our investors will be rewarded for their patience and belief in the Entrepreneur Model.

We extend our gratitude for your continued support and look forward to sharing more updates with you in the future.

Sincerely,

Joel Shulman Ph.D., CFA
Managing Director

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-271-8811 or visiting www.ershares.com.

Investors should consider carefully the investment objectives, risks, and charges and expenses before investing. For a full prospectus which contains this and other information about the Funds offered by EntrepreneurShares, call 1-877-271-8811.

Please read the full prospectus carefully before investing. The full prospectus is distributed by Rafferty Capital Markets, LLC.

The EntrepreneurShares Global Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. The Entrepreneur U.S. All Cap Fund invests in smaller companies, which involve additional risks such as limited liquidity and greater volatility. The Entrepreneur U.S. Large Cap Fund is exposed to common stock risk. Common stock prices fluctuate based on changes in a company’s financial condition and on overall market and economic conditions. Additional risks are detailed in the prospectus.

The MSCI The World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The Russell 2000 Total Return Index is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000 Growth Index is a market capitalization weighted index based on the Russell 2000 Index. The Russell 2000 Growth Index includes companies that display signs of above average growth. The index is used to provide a gauge of the performance of growth stocks in the U.S. Companies within the Russell 2000 that exhibit higher price-to-book and forecasted earnings are used to form the Russell 2000 Growth Index.  The S&P 500 Total Return Index includes 500 leading companies and captures approximately 80% coverage of available market capitalization. Returns assume the reinvestments of all dividends.

EntrepreneurShares Series Trust

Growth stocks have substantial potential for growth in the foreseeable future. Growth stocks may currently be growing at a faster rate than the overall markets, and they often devote most of their current revenue toward further expansion. Value stocks are priced below their peers, based on analysis of price/earnings ratio, yield, and other factors.  Value stocks may have high dividend payout ratios or low financial ratios such as price-to-book or price-to-earnings ratios.

One cannot invest directly in an index.

Diversification does not guarantee a profit or assure against a loss.

Opinions expressed are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

EntrepreneurShares Global Fund

SECTOR ALLOCATION(1)
December 31, 2016 (Unaudited)

As a Percentage of Portfolio

TOP TEN HOLDINGS(1)(2)
as of December 31, 2016 (Unaudited)

Issuer	% of Net Assets
United Therapeutics Corp.	5.04%
The GEO Group, Inc.	2.09%
Swift Transportation Co.	2.00%
SoftBank Corp.	1.91%
Check Point Software Technologies Ltd.	1.86%
Steel Dynamics, Inc.	1.80%
FedEx Corp.	1.79%
Orbotech Ltd.	1.76%
Subsea 7 SA	1.74%
Mellanox Technologies Ltd.	1.69%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.
(2)	Short-term investments are not included.

Entrepreneur U.S. All Cap Fund

SECTOR ALLOCATION(1)
December 31, 2016 (Unaudited)

As a Percentage of Portfolio

TOP TEN HOLDINGS(1)(2)
as of December 31, 2016 (Unaudited)

Issuer	% of Net Assets
United Therapeutics Corp.	1.86%
Preferred Bank	1.56%
PRA Group, Inc.	1.41%
Western Refining, Inc.	1.29%
LifeLock, Inc.	1.28%
The GEO Group, Inc.	1.12%
Vascular Solutions, Inc.	1.10%
Globus Medical, Inc. – Class A	1.04%
Masimo Corp.	1.04%
AEP Industries, Inc.	1.04%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.
(2)	Short-term investments are not included.

Entrepreneur U.S. Large Cap Fund

SECTOR ALLOCATION(1)
December 31, 2016 (Unaudited)

As a Percentage of Portfolio

TOP TEN HOLDINGS(1)(2)
as of December 31, 2016 (Unaudited)

Issuer	% of Net Assets
Alphabet, Inc. – Class C	3.75%
Amazon.com, Inc.	3.09%
Facebook, Inc. – Class A	2.94%
Apple, Inc.	2.75%
L Brands, Inc.	2.52%
United Therapeutics Corp.	2.44%
NVIDIA Corp.	2.37%
Netflix, Inc.	1.96%
Capital One Financial Corp.	1.88%
Starbucks Corp.	1.82%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.
(2)	Short-term investments are not included.

EntrepreneurShares Series Trust

EXPENSE EXAMPLE
December 31, 2016 (Unaudited)

As a shareholder of the EntrepreneurShares Global Fund, the Entrepreneur U.S. All Cap Fund, or the Entrepreneur U.S. Large Cap Fund (the “Funds”), you incur two types of costs: (1) transaction costs, including redemption fees on shares held less than 5 business days and exchange fees; and (2) ongoing costs, including investment advisory fees, and other expenses for the Funds. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held the entire period from July 1, 2016 to December 31, 2016.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. However, the table does not include shareholder specific fees, such as the $15.00 fee charged for wire redemptions by the Funds’ transfer agent. To the extent that the Funds invests in other investment companies as part of its investment strategy, you will indirectly bear your proportional share of any fees and expenses charged by the underlying funds in which the Funds invests in addition to expenses of the Funds. These expenses are not included in the following example. The table also does not include portfolio trading commissions and related trading costs. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemptions fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relevant total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EntrepreneurShares Series Trust

EXPENSE EXAMPLE (Continued)
December 31, 2016 (Unaudited)

EntrepreneurShares Global Fund

			Expenses Paid
	Beginning	Ending	During Period(1)
	Account Value	Account Value	July 1, 2016 –
	July 1, 2016	December 31, 2016	December 31, 2016
Institutional Class – Actual(2)	$1,000.00	$1,079.60	$8.91
Institutional Class – Hypothetical
(5% return before expenses)	$1,000.00	$1,016.64	$8.64

(1)	Expenses are equal to the Fund’s annualized expense ratio of 1.70%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.
(2)	Based on actual returns for the six-month period ended December 31, 2016 of 7.96%.

Entrepreneur U.S. All Cap Fund

			Expenses Paid
	Beginning	Ending	During Period(1)
	Account Value	Account Value	July 1, 2016 –
	July 1, 2016	December 31, 2016	December 31, 2016
Institutional Class – Actual(2)	$1,000.00	$1,164.50	$4.64
Institutional Class – Hypothetical
(5% return before expenses)	$1,000.00	$1,020.92	$4.33

(1)	Expenses are equal to the Fund’s annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.
(2)	Based on actual returns for the six-month period ended December 31, 2016 of 16.45%.

Entrepreneur U.S. Large Cap Fund

			Expenses Paid
	Beginning	Ending	During Period(1)
	Account Value	Account Value	July 1, 2016 –
	July 1, 2016	December 31, 2016	December 31, 2016
Institutional Class – Actual(2)	$1,000.00	$1,073.90	$3.92
Institutional Class – Hypothetical
(5% return before expenses)	$1,000.00	$1,021.42	$3.82

(1)	Expenses are equal to the Fund’s annualized expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.
(2)	Based on actual returns for the six-month period ended December 31, 2016 of 7.39%.

EntrepreneurShares Global Fund

SCHEDULE OF INVESTMENTS
December 31, 2016 (Unaudited)

Shares		Fair Value

	COMMON STOCKS – 93.13%

	Asset Management – 1.93%
37,952	Grupo Financiero Interacciones SA de CV (b)	$148,002
17,972	Magellan Financial Group Ltd. (b)	308,286
		456,288

	Automotive – 1.28%
7,021	Linamar Corp. (b)	301,673

	Banking – 1.64%
13,956	Home BancShares, Inc.	387,558

	Biotechnology & Pharmaceutical – 7.58%
9,250	Hikma Pharmaceuticals plc (b)	215,798
8,300	United Therapeutics Corp. (a)	1,190,469
6,286	USANA Health Sciences, Inc. (a)(b)	384,703
		1,790,970

	Commercial Services – 1.15%
89,633	IWG plc (b)	271,742

	Consumer Products – 3.89%
9,222	The Hain Celestial Group, Inc. (a)	359,935
5,220	Inter Parfums, Inc. (b)	170,955
2,915	J&J Snack Foods Corp.	388,948
25	Wilmar International Ltd. (b)	62
		919,900

	Containers & Packaging – 3.04%
43,617	Cascades, Inc. (b)	393,077
420,000	Lee & Man Paper Manufacturing Ltd. (b)	326,056
		719,133

	Electric – 0.67%
5,096	Fortis, Inc. (b)	157,364

	Electrical Equipment – 2.77%
12,442	Orbotech Ltd. (a)(b)	415,687
7,679	Renishaw plc (b)	239,241
		654,928

	Gaming, Lodging & Restaurants – 3.73%
4,145	The Cheesecake Factory, Inc.	248,203
3,726	Papa John’s International, Inc.	318,871
5,671	Starbucks Corp.	314,854
		881,928

	Hardware – 0.93%
2,545	Nidec Corp. (b)	219,605

The accompanying notes are an integral part of these financial statements.

EntrepreneurShares Global Fund

SCHEDULE OF INVESTMENTS (Continued)
December 31, 2016 (Unaudited)

Shares		Fair Value

	Health Care Facilities & Services – 5.08%
5,963	Molina Healthcare, Inc. (a)	$323,552
19,471	NMC Health plc (b)	370,502
1,500	Universal Health Services, Inc. – Class B	159,570
5,051	VCA, Inc. (a)	346,751
		1,200,375

	Institutional Financial Services – 1.49%
6,230	Intercontinental Exchange, Inc.	351,497

	Iron & Steel – 1.80%
11,976	Steel Dynamics, Inc.	426,106

	Media – 10.34%
423	Alphabet, Inc. – Class A (a)	335,206
6,985	Criteo SA – ADR (a)(b)	286,944
8,200	CyberAgent, Inc. (b)	202,623
2,763	Facebook, Inc. – Class A (a)	317,883
15,000	GMO Internet, Inc. (b)	191,743
23,507	Seek Ltd. (b)	252,422
2,955	Teleperformance (b)	296,440
3,447	VeriSign, Inc. (a)	262,213
14,773	Yandex NV – Class A (a)(b)	297,381
		2,442,855

	Medical Equipment & Devices – 2.38%
2,803	Coloplast A/S – Class B (b)	189,036
15,076	Globus Medical, Inc. – Class A (a)	374,036
		563,072

	Oil, Gas & Coal – 6.09%
13,957	AltaGas Ltd. (b)	352,394
17,215	Kinder Morgan, Inc.	356,523
32,412	Subsea 7 SA (a)(b)	410,247
5,700	Targa Resources Corp.	319,599
		1,438,763

	Passenger Transportation – 1.30%
17,864	WestJet Airlines Ltd. (b)	306,548

	Real Estate – 2.44%
7,846	Colliers International Group, Inc. (b)	289,203
30,852	Hemfosa Fastigheter AB (b)	287,843
		577,046

	Recreation Facilities & Services – 0.97%
10,158	Flight Centre Travel Group Ltd. (b)	229,446

The accompanying notes are an integral part of these financial statements.

EntrepreneurShares Global Fund

SCHEDULE OF INVESTMENTS (Continued)
December 31, 2016 (Unaudited)

Shares		Fair Value

	Retail – Consumer Staples – 2.73%
4,465	Dollarama, Inc. (b)	$327,164
10,310	Whole Foods Market, Inc.	317,136
		644,300

	Retail – Discretionary – 8.49%
436	Amazon.com, Inc. (a)	326,943
3,806	L Brands, Inc.	250,587
2,866	Luxottica Group S.p.A – ADR (b)	153,904
1,492	MercadoLibre, Inc. (b)	232,961
2,333	Netflix, Inc. (a)	288,826
16,800	Rakuten, Inc. (b)	164,658
22,700	SM Investments Corp. (b)	299,083
108	Ted Baker plc (b)	3,746
10,038	Urban Outfitters, Inc. (a)	285,882
		2,006,590

	Semiconductors – 3.14%
3,473	IPG Photonics Corp. (a)	342,820
9,761	Mellanox Technologies Ltd. (a)(b)	399,225
		742,045

	Software – 6.56%
12,652	Atlassian Corp. plc – Class A (a)(b)	304,660
7,580	Cerner Corp. (a)	359,065
5,196	Check Point Software Technologies Ltd. (a)(b)	438,854
5,300	CyberArk Software Ltd. (a)(b)	241,150
5,373	Oracle Corp.	206,592
		1,550,321

	Specialty Finance – 6.01%
9,831	Air Lease Corp. (b)	337,498
4,149	Capital One Financial Corp.	361,959
3,473	LendingTree, Inc. (a)	351,988
9,389	PRA Group, Inc. (a)	367,110
		1,418,555

	Telecommunications – 1.91%
6,800	SoftBank Corp. (b)	451,782

	Transportation & Logistics – 3.79%
2,272	FedEx Corp.	423,046
19,369	Swift Transportation Co. (a)	471,829
		894,875
	TOTAL COMMON STOCKS (Cost $19,791,859)	22,005,266

The accompanying notes are an integral part of these financial statements.

EntrepreneurShares Global Fund

SCHEDULE OF INVESTMENTS (Continued)
December 31, 2016 (Unaudited)

Shares		Fair Value

	REAL ESTATE INVESTMENT TRUSTS (REITs) – 2.09%

	Real Estate – 2.09%
13,748	The GEO Group, Inc.	$493,966
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $366,633)	493,966

	MONEY MARKET FUNDS – 4.86%
1,148,812	First American Treasury Obligations Fund – Class Z, 0.39% (c)	1,148,812
	TOTAL MONEY MARKET FUNDS (Cost $1,148,812)	1,148,812

	Total Investments (Cost ($21,307,304) – 100.08%	23,648,044
	Liabilities in Excess of Other Assets – (0.08)%	(20,060)
	TOTAL NET ASSETS – 100.00%	$23,627,984

Percentages are stated as a percent of net assets.
ADR – American Depository Receipt
(a)	Non-income producing security.
(b)	Global Security, as classified by the Fund’s Investment Advisor, in accordance to the definition in the Fund’s prospectus.
(c)	The rate quoted is the annualized seven-day effective yield as of December 31, 2016.

The accompanying notes are an integral part of these financial statements.

EntrepreneurShares Global Fund

SCHEDULE OF INVESTMENTS (Continued)
December 31, 2016 (Unaudited)

Percent of Net
Country	Assets
United States	57.9%
Canada	9.0%
Israel	6.3%
Japan	5.2%
Australia	4.6%
France	2.5%
Luxembourg	1.7%
United Arab Emirates	1.6%
Hong Kong	1.4%
Russia	1.3%
Philippines	1.3%
Sweden	1.2%
Switzerland	1.1%
United Kingdom	1.0%
Argentina	1.0%
Jordan	0.9%
Denmark	0.8%
Italy	0.7%
Mexico	0.6%
Singapore	0.0%
100.1%

The accompanying notes are an integral part of these financial statements.

Entrepreneur U.S. All Cap Fund

SCHEDULE OF INVESTMENTS
December 31, 2016 (Unaudited)

Shares		Fair Value

	COMMON STOCKS – 92.05%
	Aerospace & Defense – 0.78%
48,883	TASER International, Inc. (a)	$1,184,924

	Apparel & Textile Products – 1.11%
17,100	G-III Apparel Group Ltd. (a)	505,476
47,896	Skechers U.S.A., Inc. – Class A (a)	1,177,284
		1,682,760

	Asset Management – 0.56%
25,539	Cohen & Steers, Inc.	858,110

	Automotive – 0.74%
57,562	Gentex Corp.	1,133,396

	Banking – 7.19%
22,022	Bank of the Ozarks, Inc.	1,158,137
58,269	Fidelity Southern Corp.	1,379,227
46,412	Home BancShares, Inc.	1,288,861
56,530	Live Oak Bancshares, Inc.	1,045,805
19,100	Pinnacle Financial Partners, Inc.	1,323,630
45,361	Preferred Bank	2,377,824
54,375	TriState Capital Holdings, Inc. (a)	1,201,687
25,158	United Bancshares, Inc.	1,163,558
		10,938,729

	Biotechnology & Pharmaceutical – 6.82%
9,000	Acorda Therapeutics, Inc. (a)	169,200
49,644	Albany Molecular Research, Inc. (a)	931,321
12,318	Aptevo Therapeutics, Inc. (a)	30,056
14,000	Atara Biotherapeutics, Inc. (a)	198,800
24,637	Emergent BioSolutions, Inc. (a)	809,079
42,983	FibroGen, Inc. (a)	919,836
20,646	Ironwood Pharmaceuticals, Inc. – Class A (a)	315,677
47,737	MacroGenics, Inc. (a)	975,744
50,537	OPKO Health, Inc. (a)	469,994
7,768	Sage Therapeutics, Inc. (a)	396,634
6,820	TESARO, Inc. (a)	917,154
19,785	United Therapeutics Corp. (a)	2,837,763
22,908	USANA Health Sciences, Inc. (a)	1,401,970
		10,373,228

	Chemicals – 0.88%
69,935	Huntsman Corp.	1,334,360

	Commercial Services – 5.15%
9,160	Cimpress NV (a)	839,148
22,689	CorVel Corp. (a)	830,417
56,500	The Hackett Group, Inc.	997,790
18,150	Insperity, Inc.	1,287,742
81,161	LifeLock, Inc. (a)	1,941,371

The accompanying notes are an integral part of these financial statements.

Entrepreneur U.S. All Cap Fund

SCHEDULE OF INVESTMENTS (Continued)
December 31, 2016 (Unaudited)

Shares		Fair Value

35,687	National Research Corp. – Class A	$678,053
65,243	Resources Connection, Inc.	1,255,928
		7,830,449

	Consumer Products – 3.93%
5,103	The Boston Beer Co., Inc. – Class A (a)	866,744
22,759	The Hain Celestial Group, Inc. (a)	888,284
28,373	Inter Parfums, Inc.	929,216
8,426	J&J Snack Foods Corp.	1,124,281
21,895	National Beverage Corp.	1,118,397
26,308	Seneca Foods Corp. – Class A (a)	1,053,635
		5,980,557

	Consumer Services – 0.81%
42,887	Carriage Services, Inc.	1,228,284

	Containers & Packaging – 1.62%
13,600	AEP Industries, Inc.	1,578,960
17,253	Silgan Holdings, Inc.	883,009
		2,461,969

	Design, Manufacturing & Distribution – 0.88%
36,700	Sanmina Corp. (a)	1,345,055

	Electric – 0.34%
16,671	Fortis, Inc.	514,800

	Electrical Equipment – 0.63%
12,696	OSI Systems, Inc. (a)	966,419

	Engineering & Construction Services – 0.66%
38,888	Mistras Group, Inc. (a)	998,644

	Gaming, Lodging & Restaurants – 2.28%
17,500	The Cheesecake Factory, Inc.	1,047,900
16,226	Papa John’s International, Inc.	1,388,621
21,528	Texas Roadhouse, Inc.	1,038,511
		3,475,032

	Hardware – 2.92%
19,800	Netgear, Inc. (a)	1,076,130
24,929	Super Micro Computer, Inc. (a)	699,258
23,989	Ubiquiti Networks, Inc. (a)	1,386,564
84,688	Vicor Corp. (a)	1,278,789
		4,440,741

	Health Care Facilities & Services – 2.98%
32,768	Diplomat Pharmacy, Inc. (a)	412,877
27,120	LHC Group, Inc. (a)	1,239,384
13,496	Molina Healthcare, Inc. (a)	732,293
15,681	PAREXEL International Corp. (a)	1,030,555
84,935	Select Medical Holdings Corp. (a)	1,125,389
		4,540,498

The accompanying notes are an integral part of these financial statements.

Entrepreneur U.S. All Cap Fund

SCHEDULE OF INVESTMENTS (Continued)
December 31, 2016 (Unaudited)

Shares		Fair Value

	Healthcare Products – 0.29%
21,700	K2M Group Holdings, Inc. (a)	$434,868

	Home & Office Products – 3.77%
74,995	Century Communities, Inc. (a)	1,574,895
41,100	LGI Homes, Inc. (a)	1,180,803
25,900	Meritage Homes Corp. (a)	901,320
81,048	The New Home Co., Inc. (a)	949,072
98,325	PGT Innovations, Inc. (a)	1,125,821
		5,731,911

	Institutional Financial Services – 0.76%
34,333	Moelis & Co. – Class A	1,163,889

	Insurance – 3.82%
61,239	American Equity Investment Life Holding Co.	1,380,327
39,211	Citizens, Inc. (a)	385,052
28,897	HCI Group, Inc.	1,140,853
42,308	National General Holdings Corp.	1,057,277
80,257	RPX Corp. (a)	866,776
70,700	State National Co., Inc.	979,902
		5,810,187

	Iron & Steel – 1.00%
42,640	Steel Dynamics, Inc.	1,517,131

	Media – 3.42%
116,449	Entravision Communications Corp. – Class A	815,143
43,814	HealthStream, Inc. (a)	1,097,541
19,263	Nexstar Broadcasting Group, Inc. – Class A	1,219,348
23,957	Shutterstock, Inc. (a)	1,138,436
50,800	World Wrestling Entertainment, Inc. – Class A	934,720
		5,205,188

	Medical Equipment & Devices – 4.02%
63,926	Globus Medical, Inc. – Class A (a)	1,586,004
23,427	Masimo Corp. (a)	1,578,980
48,600	Merit Medical Systems, Inc. (a)	1,287,900
29,709	Vascular Solutions, Inc. (a)	1,666,675
		6,119,559

	Metals & Mining – 0.73%
55,800	Hi-Crush Partners LP (a)	1,104,840

	Oil, Gas & Coal – 2.73%
23,900	Targa Resources Corp.	1,340,073
52,000	Western Refining, Inc.	1,968,200
18,500	World Fuel Services Corp.	849,335
		4,157,608

	Renewable Energy – 0.63%
174,722	Ameresco, Inc. – Class A (a)	960,971

The accompanying notes are an integral part of these financial statements.

Entrepreneur U.S. All Cap Fund

SCHEDULE OF INVESTMENTS (Continued)
December 31, 2016 (Unaudited)

Shares		Fair Value

	Retail – Consumer Staples – 1.34%
42,442	Ollie’s Bargain Outlet Holdings, Inc. (a)	$1,207,475
27,160	Whole Foods Market, Inc.	835,441
		2,042,916

	Retail – Discretionary – 1.56%
115,500	1-800-Flowers.com, Inc. – Class A (a)	1,235,850
49,420	Sonic Automotive, Inc. – Class A	1,131,718
		2,367,568

	Semiconductors – 3.49%
20,021	Ambarella, Inc. (a)	1,083,737
143,785	Amkor Technology, Inc. (a)	1,516,932
8,580	IPG Photonics Corp. (a)	846,932
65,632	IXYS Corp.	781,021
13,207	Monolithic Power Systems, Inc.	1,082,049
		5,310,671

	Software – 6.53%
32,275	Envestnet, Inc. (a)	1,137,694
162,997	Lionbridge Technologies, Inc. (a)	945,383
15,373	LogMeIn, Inc.	1,484,263
32,300	Omnicell, Inc. (a)	1,094,970
23,906	Paycom Software, Inc. (a)	1,087,484
58,069	PDF Solutions, Inc. (a)	1,309,456
32,056	Pegasystems, Inc.	1,154,016
25,854	Synchronoss Technologies, Inc. (a)	990,208
53,723	VASCO Data Security International, Inc. (a)	733,319
		9,936,793

	Specialty Finance – 7.15%
27,667	Air Lease Corp.	949,808
2,609	AMERCO	964,260
4,685	Credit Acceptance Corp. (a)	1,019,034
10,471	Ellie Mae, Inc. (a)	876,213
11,299	Euronet Worldwide, Inc. (a)	818,387
42,092	Green Dot Corp. – Class A (a)	991,267
33,126	HFF, Inc. – Class A	1,002,061
9,950	LendingTree, Inc. (a)	1,008,433
41,490	Liberty Tax, Inc.	555,966
60,304	NewStar Financial, Inc. (a)	557,812
54,717	PRA Group, Inc. (a)	2,139,435
		10,882,676

	Technology Services – 5.61%
11,242	EPAM Systems, Inc. (a)	722,973
16,098	ExlService Holdings, Inc. (a)	811,983
24,501	Forrester Research, Inc.	1,052,318
25,422	ManTech International Corp. – Class A	1,074,080

The accompanying notes are an integral part of these financial statements.

Entrepreneur U.S. All Cap Fund

SCHEDULE OF INVESTMENTS (Continued)
December 31, 2016 (Unaudited)

Shares		Fair Value

7,300	MarketAxess Holdings, Inc.	$1,072,516
25,805	Medidata Solutions, Inc. (a)	1,281,734
45,029	NIC, Inc.	1,076,193
28,919	TeleTech Holdings, Inc.	882,030
22,720	Virtusa Corp. (a)	570,726
		8,544,553

	Telecommunications – 2.74%
24,200	Cogent Communications Holdings, Inc.	1,000,670
51,316	General Communication, Inc. – Class A (a)	998,096
59,476	IDT Corp. – Class B	1,102,685
51,588	RingCentral, Inc. – Class A (a)	1,062,713
		4,164,164

	Transportation & Logistics – 1.49%
55,352	Swift Transportation Co. (a)	1,348,375
33,900	Werner Enterprises, Inc.	913,605
		2,261,980

	Waste & Environmental Services & Equipment – 0.69%
18,946	Clean Harbors, Inc. (a)	1,054,345
	TOTAL COMMON STOCKS (Cost $115,489,997)	140,059,773

	REAL ESTATE INVESTMENT TRUSTS (REITs) – 5.81%
	Real Estate – 5.81%
23,873	American Assets Trust, Inc.	1,028,449
47,353	The GEO Group, Inc.	1,701,393
30,937	Healthcare Realty Trust, Inc.	938,010
73,125	Medical Properties Trust, Inc.	899,438
80,038	Monmouth Real Estate Investment Corp.	1,219,779
32,100	Pebblebrook Hotel Trust	954,975
40,084	RLJ Lodging Trust	981,657
38,998	Terreno Realty Corp.	1,111,053
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $8,038,968)	8,834,754

	MONEY MARKET FUNDS – 2.11%
3,216,086	First American Treasury Obligations Fund – Class Z, 0.39% (b)	3,216,086
	TOTAL MONEY MARKET FUNDS (Cost $3,216,086)	3,216,086

	Total Investments (Cost ($126,745,051) – 99.97%	152,110,613
	Other Assets in Excess of Liabilities – 0.03%	52,326
	TOTAL NET ASSETS – 100.00%	$152,162,939

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day effective yield as of December 31, 2016.

The accompanying notes are an integral part of these financial statements.

Entrepreneur U.S. Large Cap Fund

SCHEDULE OF INVESTMENTS
December 31, 2016 (Unaudited)

Shares		Fair Value

	COMMON STOCKS – 94.66%
	Aerospace & Defense – 0.77%
4,697	The Boeing Co.	$731,229

	Apparel & Textile Products – 2.17%
12,863	Michael Kors Holdings, Ltd. (a)	552,852
8,501	NIKE, Inc. – Class B	432,106
32,530	Under Armour, Inc. – Class A (a)	944,996
5,607	Under Armour, Inc. – Class C (a)	141,128
		2,071,082

	Asset Management – 1.77%
4,429	BlackRock, Inc.	1,685,412

	Banking – 3.59%
14,930	JPMorgan Chase & Co.	1,288,310
7,439	M&T Bank Corp.	1,163,683
6,443	Signature Bank (a)	967,738
		3,419,731

	Biotechnology & Pharmaceutical – 6.49%
16,498	Gilead Sciences, Inc.	1,181,422
5,726	Jazz Pharmaceuticals plc (a)	624,306
20,748	Pfizer, Inc.	673,895
3,770	Regeneron Pharmaceuticals, Inc. (a)	1,383,929
16,210	United Therapeutics Corp. (a)	2,325,000
		6,188,552

	Chemicals – 2.55%
4,298	Air Products and Chemicals, Inc.	618,138
8,549	The Dow Chemical Co.	489,174
69,462	Huntsman Corp.	1,325,335
		2,432,647

	Commercial Services – 1.19%
9,832	Cintas Corp.	1,136,186

	Consumer Products – 5.64%
20,292	Brown-Forman Corp. – Class B	911,517
12,583	The Coca-Cola Co.	521,691
7,704	Constellation Brands, Inc. – Class A	1,181,100
7,533	The JM Smucker Co.	964,676
19,947	Monster Beverage Corp. (a)	884,450
10,899	The Procter & Gamble Co.	916,388
		5,379,822

	Electric – 0.40%
12,295	Fortis, Inc.	379,670

	Electrical Equipment – 2.23%
5,621	Fortive Corp.	301,454

The accompanying notes are an integral part of these financial statements.

Entrepreneur U.S. Large Cap Fund

SCHEDULE OF INVESTMENTS (Continued)
December 31, 2016 (Unaudited)

Shares		Fair Value

38,640	General Electric Co.	$1,221,024
5,202	Honeywell International, Inc.	602,652
		2,125,130

	Gaming, Lodging & Restaurants – 3.03%
3,058	Chipotle Mexican Grill, Inc. (a)	1,153,845
31,202	Starbucks Corp.	1,732,335
		2,886,180

	Hardware – 3.46%
22,647	Apple, Inc.	2,622,975
7,036	Arista Networks, Inc. (a)	680,874
		3,303,849

	Health Care Facilities & Services – 2.90%
10,050	UnitedHealth Group, Inc.	1,608,402
10,877	Universal Health Services, Inc. – Class B	1,157,095
		2,765,497

	Home & Office Products – 0.62%
2,950	Mohawk Industries, Inc. (a)	589,056

	Industrial Services – 0.62%
2,565	W.W. Grainger, Inc.	595,721

	Institutional Financial Services – 2.59%
3,494	The Goldman Sachs Group, Inc.	836,638
28,975	Intercontinental Exchange, Inc.	1,634,770
		2,471,408

	Insurance – 5.04%
12,724	Aflac, Inc.	885,590
12,304	American Financial Group, Inc.	1,084,229
4	Berkshire Hathaway, Inc. – Class A (a)	976,484
5,086	Berkshire Hathaway, Inc. – Class B (a)	828,916
22,069	Loews Corp.	1,033,491
		4,808,710

	Media – 8.99%
276	Alphabet, Inc. – Class A (a)	218,717
4,627	Alphabet, Inc. – Class C (a)	3,571,211
10,104	Comcast Corp. – Class A	697,681
24,344	Facebook, Inc. – Class A (a)	2,800,777
16,874	VeriSign, Inc. (a)	1,283,605
		8,571,991

	Medical Equipment & Devices – 3.01%
11,243	Danaher Corp.	875,155
1,719	Intuitive Surgical, Inc. (a)	1,090,138
6,717	Waters Corp. (a)	902,698
		2,867,991

The accompanying notes are an integral part of these financial statements.

Entrepreneur U.S. Large Cap Fund

SCHEDULE OF INVESTMENTS (Continued)
December 31, 2016 (Unaudited)

Shares		Fair Value

	Oil, Gas & Coal – 6.71%
8,885	Chevron Corp.	$1,045,764
14,834	Continental Resources, Inc. (a)	764,544
18,463	Exxon Mobil Corp.	1,666,470
62,200	Kinder Morgan, Inc.	1,288,162
20,980	Noble Energy, Inc.	798,499
9,517	Tesoro Corp.	832,262
		6,395,701

	Retail – Consumer Staples – 3.41%
7,808	Costco Wholesale Corp.	1,250,139
9,373	Walgreens Boots Alliance, Inc.	775,710
39,920	Whole Foods Market, Inc.	1,227,939
		3,253,788

	Retail – Discretionary – 9.68%
3,927	Amazon.com, Inc. (a)	2,944,740
36,483	L Brands, Inc.	2,402,041
15,076	Netflix, Inc. (a)	1,866,409
2,488	O’Reilly Automotive, Inc. (a)	692,684
46,457	Urban Outfitters, Inc. (a)	1,323,095
		9,228,969

	Semiconductors – 3.56%
11,506	IPG Photonics Corp. (a)	1,135,757
21,184	NVIDIA Corp.	2,261,180
		3,396,937

	Software – 5.31%
15,994	Akamai Technologies, Inc. (a)	1,066,480
25,596	Cerner Corp. (a)	1,212,482
38,694	Oracle Corp.	1,487,784
18,871	Salesforce.com, Inc. (a)	1,291,909
		5,058,655

	Specialty Finance – 2.38%
1,282	AMERCO	473,815
20,539	Capital One Financial Corp.	1,791,822
		2,265,637

	Telecommunications – 1.82%
19,777	AT&T, Inc.	841,116
27,151	Zayo Group Holdings, Inc. (a)	892,182
		1,733,298

	Transportation & Logistics – 1.81%
9,287	FedEx Corp.	1,729,239

	Transportation Equipment – 1.16%
17,320	PACCAR, Inc.	1,106,748

The accompanying notes are an integral part of these financial statements.

Entrepreneur U.S. Large Cap Fund

SCHEDULE OF INVESTMENTS (Continued)
December 31, 2016 (Unaudited)

Shares		Fair Value

	Utilities – 1.76%
11,245	Dominion Resources, Inc.	$861,255
6,818	NextEra Energy, Inc.	814,478
		1,675,733
	TOTAL COMMON STOCKS (Cost $80,264,579)	90,254,569

	REAL ESTATE INVESTMENT TRUSTS (REITs) – 2.14%
	Real Estate – 2.14%
7,019	Boston Properties, Inc.	882,850
7,746	Extra Space Storage, Inc.	598,301
5,368	Vornado Realty Trust	560,258
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $2,154,683)	2,041,409

	MONEY MARKET FUNDS – 3.15%
3,004,026	First American Treasury Obligations Fund – Class Z, 0.39% (b)	3,004,027
	TOTAL MONEY MARKET FUNDS (Cost $3,004,027)	3,004,027

	Total Investments (Cost ($85,423,289) – 99.95%	95,300,005
	Other Assets in Excess of Liabilities – 0.05%	48,222
	TOTAL NET ASSETS – 100.00%	$95,348,227

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day effective yield as of December 31, 2016.

The accompanying notes are an integral part of these financial statements.

EntrepreneurShares Series Trust

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2016 (Unaudited)

	EntrepreneurShares	Entrepreneur	Entrepreneur
	Global	U.S. All Cap	U.S. Large
	Fund	Fund	Cap Fund
ASSETS:
Investments, at fair value(1)	$23,648,044	$152,110,613	$95,300,005
Foreign currency (Cost 2,271)	2,308	—	—
Dividend and interest receivable	15,772	173,690	46,842
Receivable for investments sold	—	—	1,059,530
Receivable from Fund shares sold	—	—	22,654
Other assets	14,516	8,418	7,884
Total Assets	23,680,640	152,292,721	96,436,915

LIABILITIES:
Payable for investments purchased	—	—	1,002,204
Payable for Fund shares redeemed	—	—	5,000
Payable to Investment Advisor	26,565	88,481	47,035
Payable to Trustees	520	3,230	2,098
Other accrued expenses	25,571	38,071	32,351
Total Liabilities	52,656	129,782	1,088,688

NET ASSETS	$23,627,984	$152,162,939	$95,348,227

NET ASSETS CONSIST OF:
Capital stock	$21,539,522	$134,203,035	$85,051,085
Accumulated net investment income (loss)	(148,314)	121,062	(44,234)
Accumulated net realized gain (loss) on
investments and foreign currency transactions	(103,455)	(7,526,720)	464,660
Unrealized appreciation (depreciation) on:
Investments	2,340,740	25,365,562	9,876,716
Foreign currency transactions	(509)	—	—
Net Assets	$23,627,984	$152,162,939	$95,348,227

NET ASSETS CONSIST OF:
Institutional Class:
Net Assets	$23,627,984	$152,162,939	$95,348,227
Shares issued and outstanding	1,853,016	13,470,046	8,465,889
Net Asset Value, Offering and redemption price per share(2)
(Unlimited shares of no par value authorized)	$12.75	$11.30	$11.26

(1) Cost of investments	$21,307,304	$126,745,051	$85,423,289

(2)	If applicable, redemption price per share may be reduced by a 2.00% redemption fee for shares redeemed within five days of purchase.

The accompanying notes are an integral part of these financial statements.

EntrepreneurShares Series Trust

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016 (Unaudited)

	EntrepreneurShares	Entrepreneur	Entrepreneur
	Global	U.S. All Cap	U.S. Large Cap
	Fund	Fund	Fund
INVESTMENT INCOME:
Dividend income*	$119,609	$759,524	$546,770
Interest income	1,205	3,526	2,378
Total investment income	120,814	763,050	549,148

EXPENSES:
Investment advisory fees	145,931	534,481	303,412
Custody fees	13,311	3,610	2,367
Transfer agent fees and expenses	11,707	13,559	14,268
Professional fees	11,088	16,215	14,243
Fund accounting fees	6,939	23,941	15,761
Federal and state registration fees	6,616	5,616	6,529
Administration fees	5,587	26,130	17,359
Other fees	2,020	6,639	4,380
Trustee fees	921	6,007	3,920
Printing and mailing fees	314	3,571	2,338
Total expenses	204,434	639,769	384,577
Fees waived	(5,969)	(34,024)	(34,487)
Net expenses	198,465	605,745	350,090
NET INVESTMENT INCOME (LOSS)	(77,651)	157,305	199,058

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN
CURRENCY TRANSACTIONS:
Net realized gain (loss) on:
Investments	96,053	(937,694)	1,148,650
Foreign currency transactions	(2,910)	27	20
Change in unrealized appreciation on:
Investments	1,726,501	22,180,893	5,246,033
Foreign currency transactions	1,886	—	—
Net gain on investments	1,821,530	21,243,226	6,394,703
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$1,743,879	$21,400,531	$6,593,761
* Net of foreign tax withheld of:	$5,480	$744	$548

The accompanying notes are an integral part of these financial statements.

EntrepreneurShares Global Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year Ended
	December 31, 2016	June 30, 2016
	(Unaudited)
OPERATIONS:
Net investment loss	$(77,651)	$(50,371)
Net realized gain on investments and foreign currency transactions	93,143	662,824
Change in unrealized appreciation (depreciation) on investments and foreign
currency transactions	1,728,387	(589,603)
Net increase in net assets resulting from operations	1,743,879	22,850

CAPITAL SHARE TRANSACTIONS:
Institutional Class
Proceeds from shares sold	173,500	16,774,056
Proceeds from reinvestment of distributions	—	6,834
Payment for shares redeemed	(70,978)	(519,837)
Net increase in net assets from capital share transactions	102,522	16,261,053

DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class
From ordinary income	—	(19,570)
Total distributions	—	(19,570)

INCREASE IN NET ASSETS	1,846,401	16,264,333

NET ASSETS:
Beginning of Period	21,781,583	5,517,250
End of Period*	$23,627,984	$21,781,583
* Including undistributed net investment loss of:	$(148,314)	$(70,663)

The accompanying notes are an integral part of these financial statements.

Entrepreneur U.S. All Cap Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year Ended
	December 31, 2016	June 30, 2016
	(Unaudited)
OPERATIONS:
Net investment income	$157,305	$220,008
Net realized loss on investments and foreign currency transactions	(937,667)	(6,339,835)
Change in unrealized appreciation (depreciation) on investments	22,180,893	(7,512,069)
Net increase (decrease) in net assets resulting from operations	21,400,531	(13,631,896)

CAPITAL SHARE TRANSACTIONS:
Institutional Class
Proceeds from shares sold	90,643	1,373,478
Proceeds from reinvestment of distributions	253,729	7,672,249
Payment for shares redeemed	(31,346)	(157,501)
Net increase in net assets from capital share transactions	313,026	8,888,226

DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class
From ordinary income	(256,005)	(24,155)
From realized gains	—	(7,648,839)
Total distributions	(256,005)	(7,672,994)

INCREASE (DECREASE) IN NET ASSETS	21,457,552	(12,416,664)

NET ASSETS:
Beginning of Period	130,705,387	143,122,051
End of Period*	$152,162,939	$130,705,387
* Including undistributed net investment income of:	$121,062	$219,792

The accompanying notes are an integral part of these financial statements.

Entrepreneur U.S. Large Cap Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year Ended
	December 31, 2016	June 30, 2016
	(Unaudited)
OPERATIONS:
Net investment income	$199,058	$560,356
Net realized gain on investments and foreign currency transactions	1,148,670	382,688
Change in unrealized appreciation (depreciation) on investments	5,246,033	(1,099,422)
Net increase (decrease) in net assets resulting from operations	6,593,761	(156,378)

CAPITAL SHARE TRANSACTIONS:
Institutional Class
Proceeds from shares sold	1,418,805	6,798,752
Proceeds from reinvestment of distributions	1,434,053	505,604
Payment for shares redeemed	(1,096,446)	(1,125,568)
Net increase in net assets from capital share transactions	1,756,412	6,178,788

DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class
From ordinary income	(512,197)	(508,011)
From realized gains	(984,631)	—
Total distributions	(1,496,828)	(508,011)

INCREASE IN NET ASSETS	6,853,345	5,514,399

NET ASSETS:
Beginning of Period	88,494,882	82,980,483
End of Period*	$95,348,227	$88,494,882
* Including undistributed net investment income (loss) of:	$(44,234)	$268,905

The accompanying notes are an integral part of these financial statements.

EntrepreneurShares Global Fund

FINANCIAL HIGHLIGHTS

For an Institutional Class shares outstanding throughout each period.

		Year	Year		Year	Year		Year
	Period Ended	Ended	Ended		Ended	Ended		Ended
	December 31,	June 30,	June 30,		June 30,	June 30,		June 30,
	2016	2016	2015		2014	2013		2012
	(Unaudited)
Per Share Data:
Net asset value,
beginning of period	$11.81	$12.19	$13.19		$11.82	$10.15		$11.23

Investment operations:
Net investment loss(1)	(0.04)	(0.07)	(0.08)		(0.03)	(0.02)		(0.01)
Net realized and unrealized
gain (loss) on investments	0.98	(0.27)	0.48		2.10	1.77		(1.06)
Total from
investment operations	0.94	(0.34)	0.40		2.07	1.75		(1.07)

Less distributions from:
Net investment income	—	(0.04)	—		—	—		—
Net realized capital gains	—	—	(1.40)		(0.70)	(0.08)		(0.01)
Return of capital	—	—	—		—	—		(0.00	)(2)
Total distributions	—	(0.04)	(1.40)		(0.70)	(0.08)		(0.01)
Net asset value, end of period	$12.75	$11.81	$12.19		$13.19	$11.82		$10.15

Total return(3)(4)	7.96%	-2.75%	3.49%		17.67%	17.33%		-9.55%

Supplemental data and ratios:
Net assets, end of period (000’s)	$23,628	$21,782	$5,517		$24,402	$22,552		$15,606
Ratios to average net assets:
Expenses(5)(6)	1.70%	1.70%	1.70%		1.70%	1.71	%(7)	1.70%
Net investment loss(5)(6)	(0.67)%	(0.61)%	(0.63)%		(0.25)%	(0.21	)%(8)	(0.13)%
Portfolio turnover rate(4)	3%	71%	69	%(9)	64%	14%		19%

(1)	Net investment loss per share has been calculated based on average shares outstanding during the period.
(2)	Amount is less than $0.01 per share.
(3)	Total return assumes reinvestment of dividends and would have been lower in the absence of fees waived.
(4)	Not annualized for periods less than one year.
(5)
Net of fees waived of 0.05% for the period ended December 31, 2016 and 0.82%, 0.33%, 0.54%, 0.63% and 1.21% for the years ended June 30, 2016, June 30, 2015, June 30, 2014, June 30, 2013 and June 30, 2012, respectively.

(6)	Annualized for periods less than one year.
(7)	Includes expenses related to the Retail Class that was merged into the Institutional Class on January 10, 2013. In the absence of these expenses, the ratio would have been 1.70%.
(8)	Includes income and expenses attributed to the Retail Class that was merged into the Institutional Class on January 10, 2013. In absence of these expenses, the ratio would have been (0.20)%.
(9)	Includes the value of portfolio securities delivered as a result of an in-kind redemption.

The accompanying notes are an integral part of these financial statements.

Entrepreneur U.S. All Cap Fund

FINANCIAL HIGHLIGHTS

For an Institutional Class shares outstanding throughout each period.

						Period From
	Period Ended	Year Ended		Year Ended		December 17,
	December 31,	June 30,		June 30,		2013(1) to June 30,
	2016	2016		2015		2014
	(Unaudited)

Per Share Data:
Net asset value, beginning of period	$9.72	$11.45		$10.68		$10.00

Investment operations:
Net investment income (loss)(2)	0.01	0.02		(0.00	)(3)	0.01
Net realized and unrealized
gain (loss) on investments	1.59	(1.14)		0.77		0.68
Total from investment operations	1.60	(1.12)		0.77		0.69

Less distributions from:
Net investment income	(0.02)	(0.00	)(3)	(0.00	)(3)	(0.01)
Net realized capital gains	—	(0.61)		—		—
Total distributions	(0.02)	(0.61)		(0.00	)(3)	(0.01)
Net asset value, end of period	$11.30	$9.72		$11.45		$10.68

Total return(4)(5)	16.45%	-9.63%		7.26%		6.85%

Supplemental data and ratios:
Net assets, end of period (000’s)	$152,163	$130,705		$143,122		$133,422
Ratios to average net assets:
Expenses(6)(7)	0.85%	0.85%		0.85%		0.85%
Net investment income (loss)(6)(7)	0.22%	0.17%		(0.04)%		0.09%
Portfolio turnover rate(5)	3%	67%		107%		55	%(8)

(1)	The Fund commenced operations on December 17, 2013.
(2)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(3)	Amount is less than $0.01 per share.
(4)	Total return assumes reinvestment of dividends and would have been lower in the absence of fees waived.
(5)	Not annualized for periods less than a year.
(6)	Net of fees waived of 0.05% for the period ended December 31, 2016 and 0.06%, 0.04% and 0.12% for the years ended June 30, 2016, June 30, 2015 and June 30, 2014, respectively.
(7)	Annualized for periods less than a year.
(8)	Excludes the value of portfolio securities received as a result of in-kind purchases of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

Entrepreneur U.S. Large Cap Fund

FINANCIAL HIGHLIGHTS

For an Institutional Class shares outstanding throughout each period.

					Period From
	Period Ended		Year Ended	Year Ended	June 30,
	December 31,		June 30,	June 30,	2014(1) to June 30,
	2016		2016	2015	2014
	(Unaudited)
Per Share Data:
Net asset value, beginning of period	$10.65		$10.77	$10.00	$10.00

Investment operations:
Net investment income(2)	0.02		0.07	0.04	—
Net realized and unrealized
gain (loss) on investments	0.77		(0.12)	0.74	(0.00	)(3)
Total from investment operations	0.79		(0.05)	0.78	—

Less distributions from:
Net investment income	(0.06)		(0.07)	(0.01)	—
Net realized capital gains	(0.12)		—	—	—
Total distributions	(0.18)		(0.07)	(0.01)	—
Net asset value, end of period	$11.26		$10.65	$10.77	$10.00
Total return(4)(5)	7.39%		-0.49%	7.77%	0.00%

Supplemental data and ratios:
Net assets, end of period (000’s)	$95,348		$88,495	$82,980	$75,001
Ratios to average net assets:
Expenses(6)	0.75	%(7)	0.75%	0.75%	0.00	%(5)(8)
Net investment income(6)	0.43	%(7)	0.67%	0.36%	0.00	%(5)(8)
Portfolio turnover rate(5)	2%		77%	90%	0	%(9)

(1)	The Fund commenced operations on June 30, 2014.
(2)	Net investment income per share has been calculated based on average shares outstanding during the period.
(3)	Amount is less than $0.01 per share.
(4)	Total return assumes reinvestment of dividends and would have been lower in the absence of fees waived.
(5)	Not annualized for periods less than one year.
(6)	Net of fees waived of 0.07% for the period ended December 31, 2016 and 0.08%, 0.08% and 0.01% for the years ended June 30, 2016, June 30, 2015 and June 30, 2014, respectively.
(7)	Annualized for periods less than one year.
(8)	Amount is based on a one-day fiscal year and is not indicative of future Fund expenses or income.
(9)	Excludes the value of portfolio securities received as a result of in-kind purchases of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS
December 31, 2016 (Unaudited)

1. ORGANIZATION

EntrepreneurShares™ Series Trust, a Delaware statutory trust (the “Trust”), was formed on July 1, 2010, and has authorized capital of unlimited shares of beneficial interest. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is authorized to issue multiple series and classes of shares. The EntrepreneurShares Global Fund (the “Global Fund”), the Entrepreneur U.S. All Cap Fund (the “U.S. All Cap Fund”) and the Entrepreneur U.S. Large Cap Fund (the “U.S. Large Cap Fund”) (each separately a “Fund”, or collectively, “the Funds”) are each classified as a “diversified” series, as defined in the 1940 Act. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 – Investment Companies. The Global Fund commenced operations on November 11, 2010. The U.S. All Cap Fund commenced operations on December 17, 2013. The U.S. Large Cap Fund commenced operations on June 30, 2014.

The investment objective of the Global Fund is long-term capital appreciation. The Global Fund seeks to achieve its objective by investing in equity securities of global companies with market capitalizations that are above $300 million at the time of initial purchase and possess entrepreneurial characteristics, as determined by EntrepreneurShares, LLC, the Global Fund’s Sub-Advisor, and Weston Capital Advisors, LLC, the Global Fund’s investment advisor.

The investment objective of the U.S. All Cap Fund is long-term capital appreciation. The U.S. All Cap Fund seeks to achieve its objective by investing at least 80% of its assets in equity securities of U.S. companies with market capitalization that are above $300 million at the time of initial purchase and possess entrepreneurial characteristics, as determined by Capital Impact Advisors, LLC, the U.S. All Cap Fund’s investment advisor.

The investment objective of the U.S. Large Cap Fund is long-term capital appreciation. The U.S. Large Cap Fund seeks to achieve its objective by investing in equity securities of U.S. companies with market capitalizations that are above $5 billion at the time of initial purchase and possess entrepreneurial characteristics, as determined by Capital Impact Advisors, LLC, the U.S. Large Cap Fund’s investment advisor. Weston Capital Advisors, LLC and Capital Impact Advisors, LLC (together “Advisors”) are majority owned by Dr. Shulman.

Each Fund currently offers one share class, the Institutional Class. Effective June 29, 2012 the Global Fund ceased offering its Class A shares to the public. The remaining Class A shares were converted into Retail shares. Effective January 10, 2013 the Global Fund ceased offering its Retail shares to the public. The remaining Retail shares were converted into Institutional shares. As described in the Prospectus, the Institutional Class shares do not have a 12b-1 fee.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuations
The following is a summary of the Funds’ pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Funds.

In determining the net asset value (“NAV”) of the Funds’ shares, securities that are listed on a national securities exchange (other than the National Association of Securities Dealers’ Automatic Quotation System (“NASDAQ”)) are valued at the last sale price on the day the valuation is made. Securities that are traded on NASDAQ under one of its three listing tiers, NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market, are valued at the NASDAQ Official Closing Price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities which are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid price. Unlisted securities held by the Funds are valued at the average of the quoted bid and ask prices in the over-the-counter (“OTC”) market. Securities and other assets for which market quotations are not readily available are

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2016 (Unaudited)

valued at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the EntrepreneurShares Series Trust Board of Trustees (the “Board”). Investments in registered open- end investment companies other than exchange-traded funds are valued at the reported NAV.

Short-term investments held with a remaining maturity of 60 days or less generally are valued at amortized cost, as the Board believes that this method of valuing short-term investments approximates fair value. Short-term investments with 61 days or more to maturity at time of purchase are valued at market value through the 61st day prior to maturity, based on quotations received from market makers or other appropriate sources; thereafter, they are generally valued at amortized cost. There is no definitive set of circumstances under which the Funds may elect to use fair value procedures to value a security. Types of securities that the Funds may hold for which fair value pricing might be required include, but are not limited to: (a) illiquid securities, including restricted securities and private placements for which there is no public market; (b) options not traded on a securities exchange; (c) securities of an issuer that has entered into a restructuring; (d) securities whose trading has been halted or suspended, as permitted by the Securities and Exchange Commission (the “SEC”); (e) foreign securities, if an event or development has occurred subsequent to the close of the foreign market and prior to the close of regular trading on the New York Stock Exchange that would materially affect the value of the security; and (f) fixed income securities that have gone into default and for which there is not a current market value quotation.

Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. There can be no assurance that the Funds could obtain the fair value price assigned to a security upon sale.

Securities that are not listed on an exchange are valued by the Funds’ Advisors, under the supervision of the Board. There is no single standard for determining the fair value of a security. Rather, in determining the fair value of a security, the Advisors and the Board take into account the relevant factors and surrounding circumstances, which may include: (1) the nature and pricing history (if any) of the security; (2) whether any dealer quotations for the security are available; (3) possible valuation methodologies that could be used to determine the fair value of the security; (4) the recommendation of the portfolio manager of the Fund with respect to the valuation of the security; (5) whether the same or similar securities are held by other funds managed by the Advisors or other funds and  the method used to price the security in those funds; (6) the extent to which the fair value to be determined for the security will result from the use of data or formulae produced by third parties independent of the Advisors; and (7) the liquidity or illiquidity of the market for the security.

Fair Value Measurement
The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1:	Unadjusted quoted prices in active markets for identical assets that the Fund has the ability to access at the measurement date;

Level 2:
Observable inputs other than quoted prices included in Level 1 that are observable for the asset either directly or indirectly. These inputs may include quoted prices for identical instruments on inactive markets, quoted prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates, and similar data;

Level 3:
Significant unobservable inputs for the asset to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions that a market participant would use in valuing the asset, and would be based on the best information available.

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2016 (Unaudited)

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Funds. The Funds consider observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities and real estate investment trusts, and certain money market securities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. The tables below are a summary of the inputs used to value the Funds’ investments as of December 31, 2016.

Global Fund
Investments at Fair Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$22,005,266	$—	$—	$22,005,266
Real Estate Investment Trusts	493,966	—	—	493,966
Money Market Funds	1,148,812	—	—	1,148,812
Total Investments	$23,648,044	$—	$—	$23,648,044

U.S. All Cap Fund
Investments at Fair Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$140,059,773	$—	$—	$140,059,773
Real Estate Investment Trusts	8,834,754	—	—	8,834,754
Money Market Funds	3,216,086	—	—	3,216,086
Total Investments	$152,110,613	$—	$—	$152,110,613

U.S. Large Cap Fund
Investments at Fair Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$90,254,569	$—	$—	$90,254,569
Real Estate Investment Trusts	2,041,409	—	—	2,041,409
Money Market Funds	3,004,027	—	—	3,004,027
Total Investments	$95,300,005	$—	$—	$95,300,005

*	For further information regarding security characteristics, please see the Schedules of Investments.

For the period ended December 31, 2016, the Funds had no transfers of securities between levels and no investments in derivate instruments. Transfers between levels are recognized at the end of the reporting period. The Funds did not have any Level 3 instruments at the beginning or end of the period.

Use of Estimates and Indemnifications
The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in these financial statements. Actual results could differ from those estimates.

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2016 (Unaudited)

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown; however, the Trust has not had claims or losses pursuant to these contracts and the Trust expects any risk of loss to be remote.

Federal Income Taxes
The Funds intend to continue to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to federal income tax to the extent it distributes substantially all of their net investment income and net realized gains to shareholders.

The Funds have reviewed all open tax years and major jurisdictions and concluded that the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority for the period ended December 31, 2016. The Funds would recognize interest and penalties, if any, related to uncertain tax benefits in the Statements of Operations. During the period ended December 31, 2016, the Funds did not incur any interest or penalties. As of December 31, 2016, the Funds’ open Federal tax years include the tax years ended June 30, 2014, 2015 and 2016. The Funds have no examination in progress.

Distribution to Shareholders
The Funds intend to continue to distribute to its shareholders any net investment income and any net realized long or short-term capital gains, if any, at least annually. Distributions are recorded on the ex-dividend date. The Funds may periodically make reclassifications among certain of its capital accounts as a result of the characterization of certain income and realized gains determined annually in accordance with federal tax regulations that may differ from GAAP.

Foreign Currency Transactions
The Funds’ books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e. fair value of investment securities, assets and liabilities, purchases and sales of investment securities and income and expenses) are translated into U.S. dollars at the current rate of exchange. The Funds isolate portions of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are reflected as net realized and unrealized gain or loss on foreign currency.

Investment Transactions and Investment Income
Investment transactions are recorded on the trade date. Dividend income, less any foreign tax withheld, is recognized on the ex-dividend date and interest income is recognized on an accrual basis, including amortization/accretion of premiums or discounts.  Net realized gains or losses are determined using the best tax identification method.

3. AGREEMENTS

Global Fund’s Investment Advisory Agreement
Weston Capital Advisors, LLC, a related party of the Global Fund, oversees the performance of the Global Fund and is responsible for overseeing the management of the investment portfolio of the Global Fund. These services are provided under the terms of an investment advisory agreement between the Trust and Weston Capital Advisors, LLC, pursuant to which Weston Capital Advisors, LLC receives an annual advisory fee equal to 1.25% of the Global Fund’s average net assets.

Through November 1, 2017, the Advisor has agreed to waive and/or reimburse the Global Fund for its advisory fee, and to the extent necessary, bear other expenses, to limit the total annualized expenses (excluding borrowing and investment- related costs and fees, taxes, extraordinary expenses and fees and expenses of underlying funds) of the Institutional Class shares of the Global Fund to the amounts of 1.70% per annum of net assets attributable to such shares of the Global Fund.

Weston Capital Advisors, LLC shall be permitted to recover expenses it has borne subsequent to the effective date of this agreement (whether through reduction of its advisory fee or otherwise) in later periods to the extent that the Global Fund’s expenses fall below the annual rates set forth above, given that such a rate is not greater than the rate that was in place at

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2016 (Unaudited)

the time of the waiver, provided, however, that the Global Fund is not obligated to pay any such reimbursed fees more than three years after the end of the fiscal year in which the expense was borne by Weston Capital Advisors, LLC.

Waived fees subject to recovery by year of expiration are as follows:

Year of Expiration	Potential Recovery
6/30/2020	$ 5,969
6/30/2019	$ 68,444
6/30/2018	$ 60,049
6/30/2017	$133,223

Sub-Advisory services are provided to the Global Fund, pursuant to an agreement between Weston Capital Advisors, LLC and EntrepreneurShares, LLC (the “Sub-Advisor”). Under the terms of this sub-advisory agreement, Weston Capital Advisors, LLC, not the Global Fund, compensates the Sub-Advisor based on the Global Fund’s average net assets. Certain officers of Weston Capital Advisors, LLC are also officers of the Sub-Advisor. Dr. Shulman is a majority owner of both Weston Capital Advisors, LLC and the Sub-Advisor.

U.S. All Cap Fund and U.S. Large Cap Fund Investment Advisory Agreement
Capital Impact Advisors, LLC, a related party of the U.S. All Cap Fund and the U.S. Large Cap Fund, oversees the performance of the U.S. All Cap Fund and the U.S. Large Cap Fund and is responsible for overseeing the management of the investment portfolio of the U.S. All Cap Fund and the U.S. Large Cap Fund. These services are provided under the terms of investment advisory agreements between the Trust and Capital Impact Advisors, LLC, pursuant to which Capital Impact Advisors, LLC receives an annual advisory fee equal to 0.75% of the U.S. All Cap Fund’s average net assets and 0.65% of the U.S. Large Cap Fund’s average net assets.

Through November 1, 2017 for the U.S. All Cap Fund and the U.S. Large Cap Fund, Capital Impact Advisors, LLC has agreed to waive and/or reimburse the U.S. All Cap Fund and the U.S. Large Cap Fund for its advisory fee, and to the extent necessary, bear other expenses, to limit the total annualized expenses (excluding borrowing and investment-related costs and fees, taxes, extraordinary expenses and fees and expenses of underlying funds) of the Institutional Class shares  of the U.S. All Cap Fund to the amounts of 0.85% per annum of net assets attributable to such shares of the U.S. All Cap Fund and 0.75% per annum of net assets attributable to shares of the U.S. Large Cap Fund. Capital Impact Advisors, LLC shall be permitted to recover expenses it has borne subsequent to the effective date of this agreement (whether through reduction of its advisory fee or otherwise) in later periods to the extent that the U.S. All Cap Fund or the U.S. Large Cap Fund’s expenses fall below the annual rates set forth above, given that such a rate is not greater than the rate that was in place at the time of the waiver, provided, however, that the U.S. All Cap Fund and the U.S. Large Cap Fund are not obligated to pay any such reimbursed fees more than three years after the end of the fiscal year in which the expense was borne by Capital Impact Advisors, LLC.

Waived fees subject to recovery by year of expiration are as follows:

Year of Expiration	Potential Recovery
	U.S. All Cap Fund	U.S. Large Cap Fund
6/30/2020	$34,024	$34,487
6/30/2019	$72,431	$66,377
6/30/2018	$58,334	$66,315
6/30/2017	$83,817	$4,000

4. DISTRIBUTION PLAN

The Trust has adopted distribution and service (Rule 12b-1) plans (the “Plan”) for the Funds’ Retail Class shares (not available for sale at this time) and the Global Fund's Class A shares (not available for sale at this time).  The Plan allows

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2016 (Unaudited)

the  Funds to  use  up  to  0.25% of  the  average  daily net assets attributable to the Retail Class shares of the Funds to pay sales, distribution, and other fees for the sale of that share class and for services provided to holders of Retail Class shares. The Plan allows the Global Fund to use up to 0.25% of the average daily net assets attributable to the Class A shares to pay sales, distribution, and other fees for the sale of that class and for services provided to holders of Class A shares. Because these fees are paid out of the Funds’ assets, over time, these fees will increase the cost of an investment in Retail Class or Class A shares, as applicable, and may cost the shareholder more than paying other types of sales charges. The Funds’ Institutional Class shares are not subject to any distribution and service (Rule 12b-1) fees.

5. INCOME TAXES

The Funds plan to distribute substantially all of the net investment income and net realized gains that it has realized on the sale of securities. These income and gains distributions will generally be paid once each year, on or before December 31. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax differences in the recognition of income, expense or gain items for financial reporting and tax reporting purposes.

The tax character of distributions paid during the period ended December 31, 2016 and the year ended June 30, 2016 was as follows:

	Ordinary	Long-Term
Global Fund	Income*	Capital Gain	Total
December 31, 2016	$—	$—	$—
June 30, 2016	$19,570	$—	$19,570

	Ordinary	Long-Term
U.S. All Cap Fund	Income*	Capital Gain	Total
December 31, 2016	$256,005	$—	$256,005
June 30, 2016	$24,155	$7,648,839	$7,672,994

	Ordinary	Long-Term
U.S. Large Cap Fund	Income*	Capital Gain	Total
December 31, 2016	$1,092,097	$404,731	$1,496,828
June 30, 2016	$508,011	$—	$508,011

*	For federal income tax purposes, distribution of short-term capital gains are treated as ordinary income distributions.

As of June 30, 2016, the cost of investments, gross unrealized appreciation and depreciation of investments and distributable income for tax purposes are:

		U.S. All	U.S. Large
	Global Fund	Cap Fund	Cap Fund
Cost of investments	$21,565,174	$127,675,284	$84,057,482
Unrealized appreciation	1,477,431	14,981,640	8,302,449
Unrealized depreciation	(897,935)	(11,937,110)	(3,837,509)
Net unrealized appreciation	579,496	3,044,530	4,464,940
Undistributed ordinary income	—	256,005	475,118
Undistributed long-term capital gain	—	—	260,151
Distributable income	—	256,005	735,269
Other accumulated loss	(234,913)	(6,485,157)	—
Total accumulated gain (loss)	$344,583	$(3,184,622)	$5,200,209

The table above differs from the financial statements due to timing differences related to the deferral of losses due to wash sales, partnership interests and Passive Foreign Investment Companies.

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2016 (Unaudited)

As of June 30, 2016, the Funds had capital loss carry forwards which could be used to offset future gains of:

	Capital Loss
	Carryover	Character
Global Fund	$(161,855)	Short-term
U.S. All Cap Fund	$(5,856,615)	Short-term
	$(628,542)	Long-term
U.S. Large Cap Fund	$—

As of June 30, 2016, the Funds had deferred qualified late year ordinary losses of:

Global Fund	$70,663
U.S. All Cap Fund	$—
U.S. Large Cap Fund	$—

As of June 30, 2016, the Funds had deferred qualified post October losses of:

Global Fund	$—
U.S. All Cap Fund	$—
U.S. Large Cap Fund	$—

6. CAPITAL SHARE TRANSACTIONS

The Trust has authorized capital of unlimited shares of no par value which may be issued in more than one class or series. Currently, the Trust consists of three series, the Funds. Transactions in shares of the Funds were as follows:

	Period Ended	Year Ended
	December 31, 2016	June 30, 2016
Global Fund
Institutional Class
Shares sold	13,843	1,435,238
Shares issued in reinvestment of distributions	—	591
Shares redeemed	(5,713)	(43,619)
Net increase	8,130	1,392,210
Shares outstanding
Beginning of period	1,844,886	452,676
End of period	1,853,016	1,844,886

	Period Ended	Year Ended
	December 31, 2016	June 30, 2016
U.S. All Cap Fund
Institutional Class
Shares sold	8,761	151,902
Shares issued in reinvestment of distributions	22,355	806,785
Shares redeemed	(2,935)	(16,393)
Net increase	28,181	942,294
Shares outstanding
Beginning of period	13,441,865	12,499,571
End of period	13,470,046	13,441,865

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2016 (Unaudited)

	Period Ended	Year Ended
	December 31, 2016	June 30, 2016
U.S. Large Cap Fund
Institutional Class
Shares sold	127,299	664,321
Shares issued in reinvestment of distributions	125,355	48,945
Shares redeemed	(98,066)	(107,638)
Net increase	154,588	605,628
Shares outstanding
Beginning of period	8,311,301	7,705,673
End of period	8,465,889	8,311,301

7. RELATED PARTIES

At December 31, 2016, certain officers of the Trust were also employees of the Advisors. However, these officers were not compensated directly by the Funds.  Refer to Note 3 for more information.

8. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2016, for the benefit of its shareholders, National Financial Services, LLC held 73.4% of the total Global Fund shares outstanding. As of December 31, 2016, for the benefit of its shareholders, MAC & Co., an affiliate of the U.S. All Cap Fund, held 96.5% of the total U.S. All Cap Fund shares outstanding. As of December 31, 2016, for the benefit of its shareholders, MAC & Co., an affiliate of the U.S. Large Cap Fund, held 90.6% of the total U.S. Large Cap Fund shares outstanding.

9. INVESTMENT TRANSACTIONS

During the period ended December 31, 2016, the aggregate purchases and sales of securities (excluding in-kind transactions and short-term securities) were:

		U.S. All	U.S. Large
	Global Fund	Cap Fund	Cap Fund
Purchases:	$652,105	$5,614,286	$1,750,018
Sales:	$661,307	$3,938,509	$2,492,351

The Funds did not have any purchases or sales of U.S. Government Securities.

10. FOREIGN INVESTMENT RISK

The Global Fund generally invests a significant portion of its total assets in securities principally traded in markets outside the U.S. The foreign markets in which the Global Fund invests in are sometimes open on days when the New York Stock Exchange (“NYSE”) is not open and the Global Fund does not calculate its net asset value (“NAV”), and sometimes are not open on days when the NYSE is open and the Global Fund does calculate its NAV. Even on days on which both the foreign market and the NYSE are open, several hours may pass between the time when trading in the foreign market  closes and the time at which the Global Fund calculates its NAV. That is generally the case for markets in Europe, Asia, Australia and other far eastern markets; the regular closing time of foreign markets in North and South America is generally the same as the closing time of the NYSE and the time at which the Global Fund calculate its NAV.

Foreign stocks, as an asset class, may underperform U.S. stocks, and foreign stocks may be more volatile than U.S. stocks. Risks relating to investment in foreign securities (including, but not limited to, depository receipts and participation certificates) include: currency exchange rate fluctuation; less available public information about the issuers of securities;

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2016 (Unaudited)

less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country  risk including less liquidity, high inflation rates, unfavorable economic practices and political instability. The risks of foreign investments are typically greater in emerging and less developed markets.

11. SUBSEQUENT EVENTS EVALUATION

In preparing the financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosure and/or adjustments.

EntrepreneurShares Series Trust

ADDITIONAL INFORMATION
December 31, 2016 (Unaudited)

1. RENEWAL OF THE INVESTMENT ADVISORY AGREEMENTS

The Board of Trustees (“Board”) of the EntrepreneurShares Global Fund (the “Global Fund”), the Entrepreneur U.S. All Cap Fund (the “U.S. All Cap Fund”) and the Entrepreneur U.S. Large Cap Fund (the “U.S. Large Cap Fund”) (each separately a “Fund”, or collectively, “the Funds”) met on September 14, 2016 to review and consider continuation of the investment advisory agreements (the “Agreements”) for a one year period. A summary of the material factors and conclusions that formed the basis for the approval by the Board and the Trustees who are not deemed interested persons (as that term is defined by the Investment Company Act of 1940) of the Funds (the “Independent Trustees”) are discussed below.

Review Process and Materials Reviewed

Prior to the meeting on September 14, 2016, the Board received materials from Weston Capital Advisors, LLC and Capital Impact Advisors, LLC (together “Advisors”) and U.S. Bancorp Fund Services, LLC (“USBFS”) including a Gartenberg Memo to the Board from the Funds’ legal counsel, 15(c) analyses for each of the Funds prepared by USBFS and quarterly Board materials which included important information such as Fund benchmark indices returns and portfolio composition.  The Trustees evaluated all information available to them on a fund-by-fund basis, and their deliberations were made separately in respect of each Fund. The Board reviewed the process followed by USBFS in comprising each peer group using data provided by Morningstar, Inc. (“Morningstar”). The Board considered the limitations with such a process, including that the categorization determined by Morningstar may or may not correlate with a Fund’s prospectus. The Board noted that the historical data used in the 15(c) analyses was as of the reporting period ended July 31, 2016, and that as of that date, the Global Fund, U.S. All Cap Fund, and U.S. Large Cap Fund had approximately $23.5, $131.0, and $88.0 million in net assets, respectively. The Board observed that for the fiscal year ended June 30, 2016, the Advisors contractually waived their advisory fees and reimbursed the Funds approximately $207,252, which made up the difference between the gross and net expense ratios shown in the 15(c) analyses, and were to reduce the expense ratios to the contractually agreed waiver for the Global Fund, U.S. All Cap Fund, and U.S. Large Cap Fund of 1.70%, 0.85%, and 0.75%, respectively.

Global Fund

The Advisors explained that Morningstar categorized the Global Fund as a Mid-Cap Growth Fund, but the Advisor believed that the Global Fund would be more appropriately categorized in Morningstar’s Foreign Small/Mid-Cap Growth Fund category.   Weston Capital Advisors, LLC (“Weston”) noted that due to this difference, and as done in prior years, USBFS prepared two peer group comparisons for the Global Fund, one against the Mid-Cap Growth category, and another against the Foreign Small/Mid-Cap Growth category.  Weston asked that the Board consider both peer group analyses.

The Board referred to the Foreign Small/Mid-Cap Growth category analysis, noting that the category was limited to funds with assets from $5 to $225 million, and due to a limited number of funds available, all of the ten funds available in the data category were used as peer funds.  The Board considered the economies of scale realized by larger peer funds while reviewing the expense ratio comparisons.  The Board reviewed the management fees, gross expense ratio and net expense ratio of the Global Fund and the Foreign Small/Mid-Cap Growth peer group.  The Board observed that the Global Fund’s five-year annualized return was 6.57%, the peer group’s average five-year annualized return was 6.55%, and the entire Foreign Small/Mid-Cap category’s average five-year annualized return was 6.56%.  The Board also observed that the Global Fund’s one-year annualized return was 8.58%, and the entire Foreign Small/Mid-Cap category’s peer group average one-year annualized return was 4.56%.

The Board referred to the Mid-Cap Growth category analysis, noting that the category was limited to funds with assets from $5 to $75 million, and that 35 peer funds were selected. The Board reviewed the management fee, gross expense ratio and net expense ratio of the Global Fund and the Mid-Cap Growth peer group.  The Board observed that the Global Fund’s five-year annualized return was 6.57%, the peer group’s average five-year annualized return was 7.58%, and the entire Mid-Cap Growth category’s average five-year annualized return was 9.44%. The Board also observed that the Global Fund’s one-year annualized return was 7.25%, the peer group’s average one-year annualized return was 5.59%, and the entire Mid-Cap Growth category’s average one-year annualized return was -3.68%.

EntrepreneurShares Series Trust

ADDITIONAL INFORMATION (Continued)
December 31, 2016 (Unaudited)

U.S. All Cap Fund

The Board discussed Morningstar’s classification of the All Cap Fund as a Mid-Cap Growth Fund. The Board referred to the Mid-Cap Growth category analysis, noting that the category was limited to funds with assets from $50 to $200 million, and that 22 peers were selected.  The Board observed that the All Cap Fund’s one-year annualized return was -3.78%, the peer group’s average one-year annualized return was -5.33%, and the entire Mid-Cap Growth category’s average one-year annualized return was -3.68%.  The Board reviewed the management fee, gross expense ratio and net expense ratio of the U.S. All Cap Fund and Mid-Cap Growth peer group.

U.S. Large Cap Fund

The Board discussed Morningstar’s classification of the Large Cap Fund as a Large Growth Fund. The Board referred to the Large Cap Growth category analysis, noting that the category was limited to funds with assets from $50 to $100 million, and that 23 peers were selected.  The Board observed that the Large Cap Fund’s one-year annualized return was 1.64%, the peer group’s average one-year annualized return was -0.28%, and the entire Large Growth category’s average one-year annualized return was -0.41.  The Board reviewed the management fee, gross expense ratio and net expense ratio of the U.S. Large Cap Fund and Large Cap Growth peer group.

Conclusion

The Advisors answered questions from the Board related to the 15(c) analyses, performance, the expense ratios, expense caps, economies of scale and profitability of the Advisors.  The Board also considered the efforts the Advisors have made to market the Funds and the expenses to comply with mutual fund legal and compliance requirements.

The Board weighed all of the factors presented to them in the Gartenburg Memo, the Morningstar analyses of returns and expense ratios, the returns of the benchmark indices, and discussions with the Advisors during the Board meeting to consider the renewal of the Agreements.  Without paying particular weight to any one factor, the Board, including a majority of the Independent Trustees, determined the advisory fees were fair and reasonable for the services provided and it was in the best interest of shareholders to continue the Agreements for a one year period ending September 30, 2017.

EntrepreneurShares Series Trust

ADDITIONAL INFORMATION (Continued)
December 31, 2016 (Unaudited)

2. SHAREHOLDER NOTIFICATION OF FEDERAL TAX STATUS

Global Fund

For the year ended June 30, 2016, none of the dividends paid from net ordinary income qualify for the dividends received deduction available to corporate shareholders.

The Global Fund designates none of their ordinary income distributions for the fiscal period as qualified dividend income under the Jobs and Growth Tax Reconciliation Act of 2003.

The Global Fund designates none of its ordinary income distributions as short-term capital gain distribution under Internal Revenue Code Section 871(k)(2)(c).

U.S. All Cap Fund

For the year ended June 30, 2016, 100.00% of dividends paid from net ordinary income qualify for the dividends received deduction available to corporate shareholders.

The U.S. All Cap Fund designates 100.00% of their ordinary income distributions for the fiscal period as qualified dividend income under the Jobs and Growth Tax Reconciliation Act of 2003.

The U.S. All Cap Fund designates none of its ordinary income distributions as short-term capital gain distribution under Internal Revenue Code Section 871(k)(2)(c).

U.S. Large Cap Fund

For the year ended June 30, 2016, 100.00% of dividends paid from net ordinary income qualify for the dividends received deduction available to corporate shareholders.

The U.S. Large Cap Fund designates 100.00% of their ordinary income distributions for the fiscal period as qualified dividend income under the Jobs and Growth Tax Reconciliation Act of 2003.

The U.S. Large Cap Fund designates none of its ordinary income distributions as short-term capital gain distribution under Internal Revenue Code Section 871(k)(2)(c).

3. AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS SCHEDULES

The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Funds’ Form N-Q is available without charge, upon request, by calling 1-877-271-8811.

4. PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-877-271-8811, and (2) on the SEC’s website at www.sec.gov.

5. HOUSEHOLDING

To reduce expenses, each Fund generally mails only one copy of its prospectus and each annual and semi-annual report to those addresses shared by two or more accounts and to shareholders that such Fund reasonably believes are from the same family and household. This is referred to as "householding." If you wish to discontinue householding and would like to receive individual copies of these documents, please call us at 1-877-271-8811. Once a Fund receives notice to stop householding, the Fund will begin sending individual copies 30 days after receiving requests. This policy does not apply to account statements.

EntrepreneurShares Global Fund Investment Advisor
Weston Capital Advisors, LLC
175 Federal Street, Suite #875
Boston, MA 02110

EntrepreneurShares Global Fund Investment Sub-Advisor
EntrepreneurShares, LLC
175 Federal Street, Suite #875
Boston, MA 02110

Entrepreneur U.S. All Cap Fund and Entrepreneur U.S. Large Cap Fund Investment Advisor
Capital Impact Advisors, LLC
175 Federal Street, Suite #875
Boston, MA 02110

Independent Registered Public Accounting Firm
RSM US LLP
80 City Square
Boston, MA 02129

Custodian
U.S. Bank N.A.
1555 N. Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Distributor
Rafferty Capital Markets, LLC
59 Hilton Avenue
Garden City, NY 11530

Administrator, Accountant, Transfer Agent and Dividend Disbursing Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Counsel
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, WI 53202

This report should be accompanied or preceded by a prospectus.

The Funds’ Statement of Additional Information contains additional information about the
Funds’ trustees and is available without charge upon request by calling 1-877-271-8811.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  EntrepreneurShares Series Trust

By (Signature and Title)*    /s/Dr. Joel M. Shulman
Dr. Joel M. Shulman, President

Date      March 7, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Dr. Joel M. Shulman
Dr. Joel M. Shulman, President

Date      March 7, 2017

By (Signature and Title)*    /s/David Cragg
David Cragg, Treasurer

Date      March 7, 2017

* Print the name and title of each signing officer under his or her signature.